As filed with the Securities and Exchange Commission on December 18, 2015

Registration No. 33-7190

Investment Company Act File No. 811-4750

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

POST-EFFECTIVE AMENDMENT NO. 56 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 59 /X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

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Patrick W.D. Turley, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

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It is proposed that this filing will become effective on January 1, 2016 pursuant to paragraph (b)(1)(iii) of Rule 485.

If appropriate, check the following box:

/X/ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 56 to the Registration Statement of Fenimore Asset Management Trust (the “Registrant”), which consists of FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund (the “Funds”), is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 55, which was filed pursuant to Rule 485(a)(1) on October 23, 2015 with respect to a proposed new multi-class arrangement for the Funds. Accordingly, the contents of Post-Effective Amendment No. 55, consisting of Part A (the Prospectuses for the Funds), Part B (the Statements of Additional Information for the Funds) and Part C (Other Information) included in Post-Effective Amendment No. 55, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 56 is intended to become effective on January 1, 2016.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 18th day of December, 2015.

FENIMORE ASSET MANAGEMENT TRUST

By: /s/ Thomas O. Putnam

Thomas O. Putnam, President (1)

By: /s/ Patrick W.D. Turley

Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE TITLE DATE

/s/ Thomas O. Putnam President and Trustee December 18, 2015

Thomas O. Putnam (1) (Principal Executive Officer)

/s/ Fred Lager Trustee December 18, 2015

Fred Lager (2)

/s/ John J. McCormack, Jr. Trustee December 18, 2015

John J. McCormack, Jr. (4)

/s/ Barbara V. Weidlich Trustee December 18, 2015

Barbara V. Weidlich (4)

/s/ Kevin J. McCoy Trustee December 18, 2015

Kevin J. McCoy (5)

/s/ Paul A. Keller Trustee December 18, 2015

Paul A. Keller (6)

/s/ Donald J. Boteler Trustee December 18, 2015

Donald J. Boteler (7)

/s/ Joseph A. Bucci Treasurer (Principal Financial and December 18, 2015

Joseph A. Bucci (3) Accounting Officer)

By: /s/ Patrick W.D. Turley

Patrick W.D. Turley

as attorney-in-fact

(1) Pursuant to power of attorney filed with Post-Effective Amendment

No. 12 as filed on April 29, 1994.

(2) Pursuant to power of attorney filed with Post-Effective Amendment

No. 22 as filed on May 1, 1998.

(3) Pursuant to power of attorney filed with Post-Effective Amendment

No. 26 as filed on May 1, 2001.

(4) Pursuant to power of attorney filed with Post-Effective Amendment

No. 32 as filed on April 29, 2004.

(5) Pursuant to power of attorney filed with Post-Effective Amendment

No. 36 as filed on May 1, 2007.

(6) Pursuant to power of attorney filed with Post-Effective Amendment

No. 41 as filed on April 29, 2011.

(7) Pursuant to power of attorney filed with Post-Effective Amendment

No. 49 as filed on April 30, 2013.